Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Trading loans, securities, and other1
Trading loans, securities, and other	$ 198,855	$ 175,770
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,810	5,869
Derivatives
Derivatives	83,885	78,061
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,299	6,417
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	108,691	93,897
Securities purchased under reverse repurchase agreements	222,119	208,217
FINANCIAL LIABILITIES
Trading deposits	27,198	30,412
Derivatives
Derivatives	75,017	68,368
Securitization liabilities at fair value	21,181	20,319
Financial liabilities designated at fair value through profit or loss	210,700	207,914
Obligations related to securities sold short	46,086	39,515
Obligations related to securities sold under repurchase agreements	193,856	201,900
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	198,855	175,770
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,810	5,869
Derivatives
Derivatives	83,885	78,061
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,299	6,417
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	108,691	93,897
Securities purchased under reverse repurchase agreements	8,800	10,488
FINANCIAL LIABILITIES
Trading deposits	27,198	30,412
Derivatives
Derivatives	75,017	68,368
Securitization liabilities at fair value	21,181	20,319
Financial liabilities designated at fair value through profit or loss	210,700	207,914
Obligations related to securities sold short	46,086	39,515
Obligations related to securities sold under repurchase agreements	12,236	9,736
Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	76,908	68,728
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,246	4,415
Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	16,586	15,442
Derivatives
Derivatives	14,259	13,444
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	56,774	51,061
Derivatives
Derivatives	47,227	40,978
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	6,767	6,231
Derivatives
Derivatives	8,898	7,998
Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,740	5,321
Derivatives
Derivatives	4,177	5,545
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,432	2,812
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,299	6,417
Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	18	6
Derivatives
Derivatives	456	403
Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,378	3,057
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	217	230
Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	24,178	23,518
Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	21,686	14,466
Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	1
Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,475	9,722
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,251	1,679
Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,057	6,398
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,911	21,270
Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,198	10,242
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,457	18,139
Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,237	1,352
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,093	2,137
Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,181	6,623
Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,267	9,446
Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,044	15,859
Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,032	1,384
United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	22,890	18,861
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	45,217	35,197
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	98,947	82,877
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	407	391
Derivatives
Derivatives	538	661
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,070	1,058
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	0	0
Derivatives
Derivatives	449	706
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	3,111	1,783
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	76,844	68,682
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,070	1,058
Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	4	2
Derivatives
Derivatives	4	3
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	40	47
Derivatives
Derivatives	56	30
Level 1 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	118	64
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	376	548
Derivatives
Derivatives	389	673
Level 1 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	407	391
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	21,136	13,504
Level 1 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	967	691
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	99,889	92,855
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,116	4,245
Derivatives
Derivatives	83,309	77,370
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,299	6,417
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	104,444	89,477
Securities purchased under reverse repurchase agreements	8,800	10,488
FINANCIAL LIABILITIES
Trading deposits	26,739	29,907
Derivatives
Derivatives	74,363	67,441
Securitization liabilities at fair value	21,181	20,319
Financial liabilities designated at fair value through profit or loss	210,699	207,890
Obligations related to securities sold short	42,975	37,732
Obligations related to securities sold under repurchase agreements	12,236	9,736
Level 2 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	56	34
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	2
Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	16,582	15,440
Derivatives
Derivatives	14,100	13,283
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	56,711	51,001
Derivatives
Derivatives	47,169	40,936
Level 2 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	6,649	6,167
Derivatives
Derivatives	8,869	7,974
Level 2 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,349	4,756
Derivatives
Derivatives	3,769	4,845
Level 2 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,738	1,188
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,299	6,417
Level 2 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	18	6
Derivatives
Derivatives	456	403
Level 2 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,378	3,057
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	217	230
Level 2 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	24,178	23,518
Level 2 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	550	962
Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	1
Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,475	9,722
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,251	1,679
Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,057	6,398
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,911	21,270
Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	10,231	9,551
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,457	18,139
Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,237	1,352
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,093	2,137
Level 2 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,171	6,611
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,264	9,439
Level 2 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,043	15,845
Level 2 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,032	1,384
Level 2 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	22,890	18,861
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	45,217	35,197
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	19	38
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,287	1,233
Derivatives
Derivatives	38	30
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,177	3,362
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	459	505
Derivatives
Derivatives	205	221
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	1	24
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8	12
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,174	3,355
Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	155	158
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	23	13
Derivatives
Derivatives	2	12
Level 3 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	29	24
Level 3 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	15	17
Derivatives
Derivatives	19	27
Level 3 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,287	1,233
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	10	12
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3	7
Level 3 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	14
Level 3 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 0	$ 0